Financial instruments and financial risk management - Disclosure of Offsetting Arrangements (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Financial assets
Gross balances	$ 1,356	$ 2,162
Offset amounts	0	(8)
Financial statements	1,356	2,154
Cash pooling amounts	(36)	(248)
Net total	1,320	1,906
Financial liabilities
Gross balances	2,711	3,174
Offset amounts	0	(8)
Financial statements	2,711	3,166
Cash pooling amounts	(36)	(248)
Net total	2,675	2,918
Total excluding lease liabilities
Gross balances	(1,355)	(1,012)
Offset amounts	0	0
Financial statements	(1,355)	(1,012)
Cash pooling amounts	0	0
Net total	(1,355)	(1,012)
Current Derivative financial liabilities
Financial liabilities
Gross balances		8
Offset amounts		(8)
Financial statements		0
Cash pooling amounts		0
Net total		0
Current Borrowings
Financial liabilities
Gross balances	183	531
Offset amounts	0	0
Financial statements	183	531
Cash pooling amounts	(36)	(248)
Net total	147	283
Non-current Borrowings
Financial liabilities
Gross balances	2,528	2,635
Offset amounts	0	0
Financial statements	2,528	2,635
Cash pooling amounts	0	0
Net total	2,528	2,635
Non-current assets, Derivative financial assets
Financial assets
Gross balances	16	28
Offset amounts	0	0
Financial statements	16	28
Cash pooling amounts	0	0
Net total	16	28
Current assets, Derivative financial assets
Financial assets
Gross balances	5	19
Offset amounts	0	(8)
Financial statements	5	11
Cash pooling amounts	0	0
Net total	5	11
Cash and cash equivalents
Financial assets
Gross balances	1,335	2,115
Offset amounts	0	0
Financial statements	1,335	2,115
Cash pooling amounts	(36)	(248)
Net total	$ 1,299	$ 1,867